Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income (Loss)
Net income including noncontrolling interest	$ 4,511	$ 4,357	$ 4,163
Other comprehensive income (loss), net of tax
Cumulative translation adjustment	71	(250)	244
Defined benefit pension and postretirement plans adjustment	201	(1,280)	(42)
Debt and equity securities, unrealized gain (loss)	4	0	3
Cash flow hedging instruments, unrealized gain (loss)	(45)	54	4
Total other comprehensive income (loss), net of tax	231	(1,476)	209
Comprehensive income (loss) including noncontrolling interest	4,742	2,881	4,372
Comprehensive (income) loss attributable to noncontrolling interest	(23)	(80)	(115)
Comprehensive income (loss) attributable to 3M	$ 4,719	$ 2,801	$ 4,257